Law Offices of
                     Paul, Hastings, Janofsky & Walker LLP
                             345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                             Internet www.phjw.com


                                January 13, 2000


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:   Rule 497(e)--The Montgomery Funds
         Montgomery Growth 20 Portfolio
         Montgomery International 20 Portfolio
         File Nos. 33-34841 and 811-6011


Ladies and Gentleman:

         Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing is a supplement dated January 13, 2000 to the Prospectus dated December 31, 1999 for the Montgomery Growth 20 Portfolio and the Montgomery International Growth 20 Portfolio, two series of the Registrant. The enclosed supplement contains an appropriate reference on its face to Rule 497(e) in accordance with Rule 497(g).

         Please direct any inquiries  regarding  this filing to the  undersigned
(415) 835-1649.

                                       Very truly yours,

                                       /s/ Thao H. Ngo
                                       -----------------------------------------
                                           Thao H. Ngo

                                      for PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                                     Rule 497(e)
                                                 File Nos. 33-34841 and 811-6011


                              THE MONTGOMERY FUNDS

                       Supplement dated January 13, 2000
                   to the Prospectus dated December 31, 1999


For Shareholders in the Montgomery Growth 20 Portfolio and Montgomery International 20 Portfolio only

Prospective and current investors in these Portfolios should understand that the portfolio managers may sell stocks "short" (selling a security a Portfolio does not own) in an effort to partially hedge the Portfolios' other investments or to garner returns from insights made from research. Neither Portfolio expects to make significant use of short sales, but the portfolio managers may, from time to time, engage in short sales when believed to be appropriate.

Short sales are speculative investments and will cause a Portfolio to lose money if the value of a security does not go down as the portfolio managers expect. In addition, the use of short sales may cause a Portfolio to have expenses that are higher than other equity funds not using short sales.